ACQUISITION OF BUSINESSES - CDK Global, Inc. (“CDK Global”) (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jul. 06, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenues			$ 57,545	$ 46,587	$ 37,635
Net income (loss)			355	2,153	580
Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Revenues			34,946	$ 29,988	$ 22,580
CDK Global, Inc. | Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Goodwill	$ 4,600
Intangible assets	4,800
Cash and cash equivalents	301
Accounts receivable and other, net	375
Accounts payable and other	953
Deferred tax liabilities recognised as of acquisition date	1,100
Other net assets recognised as of acquisition date	361
Acquisition-related costs	$ 15
Revenues		$ 889	1,800
Net income (loss)		$ (42)	$ (107)
CDK Global, Inc. | Dealer software and technology services operations | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 8,300
Non-controlling interest in acquiree recognised at acquisition date	$ 81